Document and Entity Information	May 01, 2019
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2018
Entity Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	Dec. 31, 2018